Non-controlling interest - Schedule of summarized balance sheet information related to non-controlling interest (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 154,144	$ 159,978
Non-current assets	201,606	153,931
Total Assets	355,750	313,909
Current liabilities	38,973	41,668
Total Liabilities	81,196	48,212
LPV [Member]
Disclosure of subsidiaries [line items]
Current assets	11,742	0
Non-current assets	15,344	0
Total Assets	27,086	0
Current liabilities	374	0
Total Liabilities	$ 374	$ 0